Schedule of Assets - Schedule of Assets Held at End of Year (Details) - EBP 56-1814206 001	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Plan Name	Uwharrie Capital Corp Employees 401(k) Retirement Plan
Entity Tax Identification Number	56-1814206
EBP, Plan Number	001
Plan participant loans	$ 226,402
Total investments	$ 32,121,620
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, participant loan, interest rate	9.50%
Employee benefit plan, asset held for investment, participant loan, maturity date	Jul. 31, 2029
Self-Directed Brokerage Accounts
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 943,457
Collective Trust Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	9,575,948
Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 21,375,813
Investment, Identifier [Axis]: Collective Trust Funds American Trust Company MetLife UTC Stable Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Trust Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	American Trust Company [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 7,504,773
Investment, Identifier [Axis]: Collective Trust Funds American Trust Company Wealth Preservation Strategy Target Risk - Conservative II
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Trust Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	American Trust Company [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 141,381
Investment, Identifier [Axis]: Collective Trust Funds American Trust Company Wealth Preservation Strategy Target Risk - Moderate II
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Trust Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	American Trust Company [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 1,929,794
Investment, Identifier [Axis]: Mutual Funds American Funds Europacific Growth R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 1,485,916
Investment, Identifier [Axis]: Mutual Funds American Funds New Perspective R6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 241,332
Investment, Identifier [Axis]: Mutual Funds American Funds US Government Sec R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 597,867
Investment, Identifier [Axis]: Mutual Funds DFA Emerging Markets I Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	DFA [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 465,298
Investment, Identifier [Axis]: Mutual Funds DFA Real Estate Securities I Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	DFA [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 59,178
Investment, Identifier [Axis]: Mutual Funds DFA US Large Cap Value I
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	DFA [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 3,578,004
Investment, Identifier [Axis]: Mutual Funds DFA US Targeted Value
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	DFA [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 342,379
Investment, Identifier [Axis]: Mutual Funds Dodge & Cox Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	Dodge & Cox [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 3,952,466
Investment, Identifier [Axis]: Mutual Funds MFS Growth R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	MFS [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 1,400,876
Investment, Identifier [Axis]: Mutual Funds PIMCO Commodity Real Return Strategy Admin Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	PIMCO [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 314
Investment, Identifier [Axis]: Mutual Funds Schwab Fdmtl Intl Lg Co Idx
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	Schwab [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 936,256
Investment, Identifier [Axis]: Mutual Funds T Rowe Price Diversified Mid Cap Growth
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	T Rowe Price [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 386,239
Investment, Identifier [Axis]: Mutual Funds Vanguard Balanced Index Admiral Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 1,165
Investment, Identifier [Axis]: Mutual Funds Vanguard Index 500 Fund Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 5,213,574
Investment, Identifier [Axis]: Mutual Funds Vanguard Mid Cap Index Fund Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 1,180,633
Investment, Identifier [Axis]: Mutual Funds Vanguard Mid Cap Value Index Fund Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 820,541
Investment, Identifier [Axis]: Mutual Funds Vanguard Small Cap Growth Index Fund Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 165,285
Investment, Identifier [Axis]: Mutual Funds Vanguard Small Cap Index Fund Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 548,490
Investment, Identifier [Axis]: Self-Directed Brokerage Accounts Personal Choice Retirement Acct Cash and other investments
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Self-Directed Brokerage Accounts
EBP, Investment, Issuer Name [Extensible Enumeration]	Personal Choice Retirement Acct [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 93,219
Investment, Identifier [Axis]: Self-Directed Brokerage Accounts Uwharrie Capital Corp 95,105 common shares x $8.94/share
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	Self-Directed Brokerage Accounts
EBP, Investment, Issuer Name [Extensible Enumeration]	Uwharrie Capital Corp [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of shares / units | shares	95,105
Employee Benefit Plan, Net Asset Value per Share or Unit | $ / shares	$ 8.94
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 850,238